Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

October 30, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche Total Return Bond Fund (formerly known as Deutsche Core Plus Income Fund) (the “Fund”), a series of Deutsche Portfolio Trust (the “Trust”) (Reg. Nos. 002-13627; 811-00042)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 143 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on October 26, 2017.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/ Laura McCollum

Laura McCollum, Esq.

Vice President and Counsel

cc: John Marten, Esq., Vedder Price P.C.